Note 11 - Accrued Liabilities	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note
11
- Accrued Liabilities

	January 31, 2019	January 31, 2018
Accrued compensation and benefits	16,771	14,234
Accrued professional fees	1,137	1,107
Other accrued liabilities	11,484	10,197
	29,392	25,538

Other accrued liabilities include accrued expenses related to third
party resellers and royalties, suppliers, accrued restructuring charges and accrued contingent acquisition purchase consideration.